Income Taxes - Reconciliation of UK valuation allowance (Details) - United Kingdom $ in Millions	12 Months Ended
Dec. 31, 2013 USD ($)
Balance beginning of period	$ 16.9
Credited to income	(7.0)
Changes to accumulated other comprehensive income	(0.4)
Releases	$ (9.5)